FLEXSHARES TRUST

FlexShares® STOXX® US ESG Impact Index Fund

FlexShares® STOXX® Global ESG Impact Index Fund

SUPPLEMENT DATED OCTOBER 25, 2016 TO

PROSPECTUS AND SUMMARY PROSPECTUSES DATED JULY 5, 2016

Michael O’Connor is no longer a portfolio manager of the above listed Funds. All references to Mr. O’Connor in the Prospectus and Summary Prospectus are hereby deleted. Robert Anstine and Brendan Sullivan will continue to manage the above listed Funds.

Please retain this Supplement with your Prospectus and Summary Prospectus for future reference.